Property and Equipment, Net (Details) - Schedule of Property and Equipment, Net - Property, Plant and Equipment [Member] - USD ($)	Jun. 30, 2024	Dec. 31, 2023
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 9,146,999	$ 9,178,443
Less: accumulated depreciation	(3,868,537)	(3,444,030)
Less: impairment on property and equipment	(272,350)	(272,350)
Total property and equipment, net	5,006,112	5,462,063
Bakery production equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	1,666,077	1,646,294
Automobiles [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	99,765	100,427
Office equipment and furniture [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	828,586	825,337
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 6,552,571	$ 6,606,385